Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000009519 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000009519 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000009519 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%
C000009519 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
C000009519 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000009520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000009520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000009520 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%
C000009520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
C000009520 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000009518 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000009518 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000009518 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%
C000009518 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
C000009518 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000009516 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000009516 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000009516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.36%
C000009516 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
C000009516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%